Other assets and Accrued expenses and other liabilities - Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Assets and Other Liabilities [Line Items]
Accrued expenses and other liabilities	$ 17,345	$ 8,664	$ 33,619
Defined Benefit Plan, Accumulated Benefit Obligation	300
Asset Management
Other Assets and Other Liabilities [Line Items]
Payable for investments purchased		0	100
Operating Lease, Liability	451	572	375
Accounts Payable and Accrued Liabilities	6,002	5,097	2,995
Accrued expenses and other liabilities	6,453	5,669	3,470
Insurance Solutions
Other Assets and Other Liabilities [Line Items]
Payable for investments purchased	8,150	0	9,592
Other Accrued Liabilities	2,742	2,995	20,557
Accrued expenses and other liabilities	$ 10,892	$ 2,995	$ 30,149